Employee benefit plans	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Employee benefit plans

Note I – Pension Benefits

The following summarizes the net periodic pension cost for the three month period ended March 31:

	Three months ended March 31,
(Dollars in thousands)	2013	2012
Interest cost	$83	$84
Expected return on plan assets	(145)	(134)
Amortization of unrecognized net loss	76	65

Net periodic pension cost	$14	$15

NOTE 12.	Employee benefit plans:

Defined Benefit Pension Plan

The Company has a defined benefit pension plan covering substantially all full-time employees who have attained age 21 and have completed one year of service. Annual contributions to the plan are based on actuarial estimates. In December 2006, the Company elected to suspend the plan so that employees no longer earn additional benefits for future service under this plan.

The following tables set forth information about the plan for the years ended December 31, 2012, 2011 and 2010:

(Dollars in thousands)	2012	2011	2010
Change in projected benefit obligation:
Benefit obligation at beginning of year	$6,560	$6,022	$5,566
Interest cost	338	327	333
Actuarial loss	838	377	528
Benefits paid	(229)	(166)	(405)

Benefit obligation at end of year	7,507	6,560	6,022

Change in plan assets:
Plan assets at estimated fair value at beginning of year	6,828	6,354	6,141
Actual return on plan assets	756	40	618
Benefits paid	(229)	(166)	(405)
Contributions	6	600	—

Fair value of plan assets at end of year	7,361	6,828	6,354

Funded status	$(146)	$268	$332

Amounts recognized in accumulated other comprehensive loss, before tax effect, consist of unrecognized net actuarial losses of $4.2 million and $3.9 million as of December 31, 2012 and 2011, respectively.

The discount rate and rate of increase in future compensation levels used in determining the actuarial present value of the projected benefit obligation were 4.50% and 0%, respectively, at December 31, 2012, 5.25% and 0% at December 31, 2011, respectively and 5.50% and 0% at December 31, 2010, respectively.

The accumulated benefit obligation for the defined benefit pension plan was $7.5 million and $6.6 million at December 31, 2012 and 2011, respectively.

Components of net periodic cost and other comprehensive loss for the years ended December 31:

(Dollars in thousands)	2012	2011	2010
Interest cost on benefit obligation	$338	$327	$333
Expected return on assets	(536)	(501)	(486)
Amortization of unrecognized actuarial loss	258	206	178

Net periodic cost	60	32	25

Other changes in plan assets and benefit obligations recognized in other comprehensive loss, before tax effect:
Actuarial loss	618	838	396
Amortization of unrecognized actuarial loss	(258)	(206)	(178)

Total recognized in other comprehensive loss	360	632	218

Total recognized in net periodic cost and other comprehensive loss	$420	$664	$243

The estimated net loss that will be amortized from accumulated other comprehensive loss into net periodic pension cost over the year ended December 31, 2013 is $302 thousand.

For the years ended December 31, 2012, 2011 and 2010, the assumptions used to determine the net period pension cost are as follows:

	2012	2011	2010
Discount rate	5.25%	5.50%	5.50%
Increase in future compensation levels	—	—	—
Expected long-term rate of return on plan assets	8.00	8.00	8.00

The Company has examined the historical benchmarks for returns in each asset class in its portfolio, and based on the target asset mix has developed a weighted-average expected return for the portfolio as a whole, partly taking into consideration forecasts of long-term expected inflation rates of 2.0% to 3.5%. The long-term rate of return used by the Company is 8.0%. This rate was determined by adding the expected inflation rates to the weighted sum of the expected long-term return on each asset allocation.

Plan Assets

The Company’s pension plan assets measured at fair value at December 31, 2012, by asset category, are as follows:

	Fair Value Measurements at Reporting Date Using:
Asset Category	Total	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
(Dollars in thousands)
December 31, 2012:
U.S. equity securities	$1,052	$385	$667	$—
Registered investment companies (a)	6,176	6,176	—	—
Money market	133	133	—	—

Totals	$7,361	$6,694	$667	$—

(a)	Includes 57% invested in fixed income funds and 43% invested in equity and index funds.

The Company’s pension plan assets measured at fair value at December 31, 2011, by asset category, are as follows:

	Fair Value Measurements at Reporting Date Using:
Asset Category	Total	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
(Dollars in thousands)
December 31, 2011:
U.S. equity securities	$947	$947	$—	$—
Registered investment companies (a)	2,737	—	2,737	—
Corporate debt securities	1,082	—	1,082	—
U.S. Government and agency securities	1,102	—	1,102	—
Money market	960	960	—	—

Totals	$6,828	$1,907	$4,921	$—

(a)	Includes 13.3% invested in fixed income funds and 86.7% invested in equity and index funds.

The Company’s pension plan assets are generally classified within level 1 or level 2 of the fair value hierarchy (See Note 14, “Fair Value Measurements,” to the Consolidated Financial Statements for a description of the fair value hierarchy) because they are valued using quoted market prices, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency.

Equity securities include 30,294 shares of the Company’s common stock as of December 31, 2012 and 2011. The fair values of the shares on those dates were $385 thousand (5.2% of total plan assets) and 342 thousand (5.0% of total plan assets), respectively.

The investment policy for the defined benefit pension plan sponsored by the Bank is based on ERISA standards for prudent investing. The Bank seeks maximum return while limiting risk, through a balanced portfolio of equity and fixed income investments. The investment objectives also include appreciation of principal with modest requirement for current income. The investment horizon varies with circumstances. Within each asset class, a diversified mix of individual securities and bonds is selected.

To maximize the ability of achieving the Company’s overall goals for the plan’s assets and to provide the required level of income each year, the allocation between common stocks, bonds and cash equivalents shall adhere to the following target allocation based on market value:

Target Allocation
Equities	30-50%
Fixed income	50-70%
Money market	0-10%

The Bank does not expect to contribute to the defined benefit pension plan in 2013.

Estimated future benefit payments, which reflect expected future service, as appropriate, are as follows:

(Dollars in thousands)
2013	$259
2014	274
2015	337
2016	334
2017	358
Years 2018-2022	2,070

Defined Contribution Plan

The Bank sponsors a Profit Sharing - Stock Ownership Plan. The Bank may elect, but is not required, to make discretionary and/or matching contributions to the Plan.

For 2012, 2011 and 2010, participating employees’ contributions totaled $812 thousand, $709 thousand and $635 thousand, respectively. The Bank made contributions totaling $652 thousand for 2012, $591 thousand for 2011 and $544 thousand for 2010. A participant’s retirement benefit will depend on the amount of the contributions to the Plan together with the gains or losses on the investments.

Effective January 1, 2008, the Bank amended the Profit Sharing - Stock Ownership Plan whereby employees will receive a safe harbor, nonelective contribution equal to 3% of compensation for the plan year, as defined in the plan. In addition, the Bank shall make a matching contribution in an amount equal to employees’ elective deferrals up to a percentage of compensation for the plan year, to be determined annually, not to exceed 4%. Finally, the Bank may make an additional profit sharing contribution, determined annually, to be allocated on a pro rata basis to eligible employees based on their compensation in relation to the compensation of all participants.

The Company has entered into salary continuation agreements for supplemental retirement income with certain executives and senior officers. The total liability for these agreements included in other liabilities was $3.1 million and $2.7 million for the years ended December 31, 2012 and 2011, respectively. Expense recorded under these agreements was $492 thousand, $514 thousand and $537 thousand in 2012, 2011 and 2010, respectively. $45 thousand was paid to a retired executive in 2012, 2011 and 2010 per the agreements.

Effective as of June 1, 2012, the Company and the Bank entered into parallel employment agreements (“the Agreement(s)”) with the Chairman of the Board of Directors (“Chairman”) and with the President and Chief Executive Officer (“President”) of the Company. The Agreement with the Chairman ends on December 31, 2014. The Agreement with the President has an initial term of three years and will automatically extend annually for one year unless either the Company or the President give contrary written notice in advance. The Agreements provide for a guaranteed minimum salary and certain benefits.

In the event of voluntary termination without cause or voluntary termination with good reason, each executive is entitled to receive a severance benefit equal to a lump sum payment equal to salary and bonus which the executive would have received had he continued to work for the remaining unexpired term; and certain other benefits per the Agreements.

Upon a Change in Control as defined in the Agreements, the executive will receive the severance benefits described above with such benefits being calculated as if the remaining unexpired term of the agreement was three years.

The Company also has change of control agreements with the Chief Financial Officer and five other officers in which the officer will receive a lump sum severance payment equal to one year’s annual base salary in effect as of the date of termination.

On October 7, 2011, the Bank entered into parallel employment agreements with the Chief Executive Officer and the Chief Financial Officer of McCrillis & Eldredge. The employment agreements are for a period of three years, and extend automatically for three additional three year renewal periods unless either the Company or the executive give contrary written notice in advance. The employment agreements provide for a guaranteed minimum salary, performance bonus and certain benefits.

The employment agreements also provide for severance benefits upon termination without cause, or following a change in control, in amounts of and/or for the remaining unexpired employment period as defined in the employment agreement.

In 2008, the Company adopted ASC 715, “Compensation – Retirement Benefits,” and recognized a liability for the Company’s future postretirement benefit obligations under endorsement split-dollar life insurance arrangements. The Company recognized this change in accounting principles as a cumulative effect adjustment in 2008 to retained earnings of $320 thousand. The total liability for the arrangements included in other liabilities was $350 thousand at December 31, 2012 and $335 thousand at December 31, 2011. The Company recorded expense under this arrangement of $15 thousand in 2012, $136 thousand in 2011 and $77 thousand in 2010.